Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Thompson LargeCap Fund | Thompson LargeCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Thompson LargeCap Fund
Average Annual Return, Percent	31.13%	14.02%	10.88%
Thompson MidCap Fund | Thompson MidCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Thompson MidCap Fund
Average Annual Return, Percent	26.47%	11.23%	8.11%
Thompson Bond Fund | Thompson Bond Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Thompson Bond Fund
Average Annual Return, Percent	14.11%	2.89%	3.19%
S&P 500 Index [Member] | Thompson LargeCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
S&P 500 Index [Member] | Thompson MidCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
Russell Midcap Index [Member] | Thompson MidCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	33.66%	12.05%	10.45%
Bloomberg U.S. Aggregate Index [Member] | Thompson Bond Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
Bloomberg U.S. Gov’t./Credit 1-5 Year Index [Member] | Thompson Bond Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Gov’t./Credit 1-5 Year Index
Average Annual Return, Percent	5.56%	1.36%	1.64%